Investment Securities	12 Months Ended
Dec. 31, 2022
Investment Securities [Abstract]
INVESTMENT SECURITIES

8. INVESTMENT SECURITIES

Investment securities were comprised of the following:

	December 31, 2022	December 31, 2021
Investment in Digital Future Alliance Limited (“DFA”) (a)	$94,534	$1,000,000
Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”) (b)	1,693,388	-
Total	$1,787,922	$1,000,000

(a)	Investment in DFA

During the year ended December 31, 2021, the Company made an investment of $1,000,000, in the form of USDC, in DFA which is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. During the years ended December 31, 2022, the Company sold two-thirds (2/3) of the investment for consideration of $1,706,665. The Company recognized a gain of $1,039,999 from the sale of investment security which was recorded in the account of “gain from sale of investment security”. As of the date of this report, the Company has received the full payment.

In December 2022, DFA raised proceeds through equity financing with third party investors. This orderly transaction provided observable price changes, and the Company recorded downward adjustments of $238,800 on the investment. For the year ended December 31, 2021, the Company did not record upward adjustments or downward adjustments on the investment.

The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of December 31, 2022 and 2021, the Company did not recognize impairment against the investment security.

(b)	Investment in Nine Blocks

On August 1, 2022, the Company entered into a subscription agreement with Nine Blocks for investment of $2.0 million. The investment  includes a direct investment into the Nine Blocks Master Fund, a digital assets market neutral fund using basis trading, relative value, and special situations strategies.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the fund. For the year ended December 31, 2022, the Company recorded downward adjustments of $306,612 on the investment.